RELATED PARTY TRANSACTIONS (Management Fees) (Details) (Frontline, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Frontline
Related Party Transaction [Line Items]
Related Party Management Fee Expenses	$ 54	$ 51	$ 63
Related Party Management Fee Payable	$ 14	$ 13	$ 52